UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Renfield-Miller
Title:     Chief Compliance Officer
Phone:     212-350-4283

Signature, Place, and Date of Signing:

 /s/Douglas RenfieldMiller     New York, NY     January 17, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $169,806 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

 1   028-10573                     Libra Fund, LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101     5371  1665458 SH       Defined 1             1665458
APPLE INC                      COM              037833100      266      500 SH       Defined                   500
BARRICK GOLD CORP              COM              067901108     3541   101150 SH       Defined                101150
BARRICK GOLD CORP              COM              067901108     2288    65369 SH       Defined 1               65369
BRIGUS GOLD CORP               COM              109490102     1326  1430200 SH       Defined 1             1430200
CAMECO CORP                    COM              13321L108      882    45000 SH       Sole                    45000
CANADIAN PAC RY LTD            COM              13645T100      807     8000 SH       Sole                     8000
CENOVUS ENERGY INC             COM              15135U109     1332    40000 SH       Sole                    30000
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    34929   594841 SH       Sole                   594841
CLAUDE RES INC                 COM              182873109     3061  5523785 SH       Defined 1             5523785
EXETER RES CORP                COM              301835104     1902  1546988 SH       Defined 1             1546988
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     2550   204239 SH       Defined 1              204239
GOLDCORP INC NEW               COM              380956409     6715   182200 SH       Defined 1              182200
GOOGLE INC                     CL A             38259P508      283      400 SH       Sole                      400
GRAN TIERRA ENERGY INC         COM              38500T101    18892  3408206 SH       Defined 1             3408206
LAKE SHORE GOLD CORP           COM              510728108     2637  3489300 SH       Defined 1             3489300
LONCOR RESOURCES INC           COM              54179W101      369   524400 SH       Defined 1              524400
MICROSOFT CORP                 COM              594918104    31469  1178210 SH       Sole                  1178210
NEWMONT MINING CORP            COM              651639106    20272   436521 SH       Sole                   436521
POSTROCK ENERGY CORP           COM              737525105      171   119043 SH       Defined 1              119043
POTASH CORP SASK INC           COM              73755L107     4372   108000 SH       Defined                100000
QUATERRA RES INC               COM              747952109     1211  4420600 SH       Defined 1             4420600
REVETT MINERALS INC            COM NEW          761505205     4660  1744654 SH       Defined 1             1744654
RUBICON MINERALS CORP          COM              780911103     2833  1102516 SH       Defined 1             1102516
SILVERCREST MINES INC          COM              828365106    16582  6529132 SH       Defined 1             6529132
TECK RESOURCES LTD             CL B             878742204     1085    30000 SH       Sole                    30000